PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2021
PROPERTY AND EQUIPMENT, NET
Schedule of Property and Equipment, Net

Property and equipment as of June 30, 2021 and 2020 consisted of the following:

	Useful life	Salvage
	(years)	value	June 30, 2021	June 30, 2020
Vehicles	5	3%	—	463,425
Office equipment	5	3%	208,765	190,763
Electric equipment	5	3%	26,091	23,841
Less: accumulated depreciation			(231,973)	(651,437)
Property and equipment, net			$2,883	$26,592